27. Accounts Payable Related to Concessions (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounts Payable Related To Concessions Details 2Abstract
Accounts payable related to concession, beginning	R$ 554,954	R$ 565,542
Additions	302	678
Adjust to present value	(114)	1,432
Monetary variations	93,386	53,173
Payments	(64,365)	(65,871)
Accounts payable related to concession, ending	R$ 584,163	R$ 554,954